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                       VAN KAMPEN PRIME RATE INCOME TRUST
                   SUPPLEMENT DATED DECEMBER 11, 2002 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2002

     The Statement of Additional Information is hereby supplemented as follows:

     1) In the "TRUSTEES AND OFFICERS" section, under "INTERESTED TRUSTEES", delete and replace the information in the "PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS" column for Richard F. Powers, III with the following:

        Mr. Powers is Chairman of the Board, Trustee/Director of funds in the Fund Complex. Prior to December 2002, Mr. Powers was Chairman, Director, President, Chief Executive Officer and Managing Director of Van Kampen; Chairman, Director, Chief Executive Officer and Managing Director of the Advisers, Distributor, Van Kampen Advisors Inc. and Van Kampen Management Inc.; Director of other subsidiaries of Van Kampen and Chief Sales and Marketing Officer of Morgan Stanley Asset Management Inc. Prior to May 1998, Mr. Powers was Executive Vice President and Director of Marketing of Morgan Stanley and Director of Dean Witter Discover & Co. and Dean Witter Realty. Prior to 1996, Mr. Powers was Director of Dean Witter Reynolds Inc.

     2) In the "TRUSTEES AND OFFICERS" section, under "OFFICERS", add the following the information:

Mitchell M. Merin (49)    President and      Officer     President and Chief Executive Officer of
1221 Avenue of            Chief Executive    since 2002  funds in the Fund Complex since December
the Americas              Officer                        2002. Trustee/Director of certain funds
New York, NY 10020                                       in the Fund Complex. President and Chief
                                                         Operating Officer of Morgan Stanley since
                                                         December 1998. President and Director
                                                         since April 1997 and Chief Executive
                                                         Officer since June 1998 of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan
                                                         Stanley Services Company Inc. Chairman,
                                                         Chief Executive Officer and Director of
                                                         Morgan Stanley Distributors Inc. since
                                                         June 1998. Chairman since June 1998, and
                                                         Director since January 1998 of Morgan
                                                         Stanley Trust. Director of various Morgan
                                                         Stanley subsidiaries. President of the
                                                         Morgan Stanley Funds since May 1999.
                                                         Previously Chief Strategic Officer of
                                                         Morgan Stanley Investment Advisors Inc.
                                                         and Morgan Stanley Services Company Inc.
                                                         and Executive Vice President of Morgan
                                                         Stanley Distributors Inc. April 1997-June
                                                         1998, Vice President of the Morgan
                                                         Stanley Funds May 1997-April 1999, and
                                                         Executive Vice President of Dean Witter,
                                                         Discover & Co. prior to May 1997.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                              PRIT SPT SAI 12/02